Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2018	$ 818,454	$ 25,950	$ (159,742)	$ (715,344)	$ (30,682)	$ 11,152	$ (19,530)
Beginning Balance (Shares) at Aug. 31, 2018							29,103,411
Statements [Line Items]
Net loss for the year							$ (16,776)
Ending Balance at Aug. 31, 2019	855,270	26,777	(159,637)	(739,018)	(16,608)	15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787
Beginning Balance (Increase (decrease) due to changes in accounting policy [member]) at Sep. 01, 2018				(5,781)	(5,781)		$ (5,781)
Beginning Balance at Sep. 01, 2018	818,454	25,950	(159,742)	(721,125)	(36,463)	11,152	$ (25,311)
Beginning Balance (Shares) at Sep. 01, 2018							29,103,411
Statements [Line Items]
Stock based compensation		827			827		$ 827
Shares issued for interest on Convertible Notes	687				687		$ 687
Shares issued for interest on Convertible Notes (Shares)							545,721
Share issuance - financing	35,024				35,024		$ 35,024
Share issuance - financing (Shares)							27,077,885
Share issuance costs	(1,876)				(1,876)		$ (1,876)
Warrants exercised	1,981				1,981		$ 1,981
Warrants exercised (shares)							1,048,770
Shares issued for loan facility	1,000				1,000		$ 1,000
Shares issued for loan facility (Shares)							800,000
Contributions of Waterberg JV Co.				(1,117)	(1,117)	4,299	$ 3,182
Foreign currency translation adjustment			105		105		105
Net loss for the year				(16,776)	(16,776)		(16,776)
Ending Balance at Aug. 31, 2019	855,270	26,777	(159,637)	(739,018)	(16,608)	15,451	$ (1,157)
Ending Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		1,501			1,501		$ 1,501
Shares issued for interest on Convertible Notes	1,374				1,374		$ 1,374
Shares issued for interest on Convertible Notes (Shares)							1,043,939
Share issuance - financing	5,705				5,705		$ 5,705
Share issuance - financing (Shares)							4,447,307
Share issuance costs	(514)				(514)		$ (514)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co.				(167)	(167)	675	$ 508
Foreign currency translation adjustment			(4,487)		(4,487)		(4,487)
Net loss for the year				(7,128)	(7,128)		(7,128)
Ending Balance at Aug. 31, 2020	861,890	28,278	(164,124)	(746,313)	(20,269)	16,126	$ (4,143)
Ending Balance (Shares) at Aug. 31, 2020							64,095,073
Statements [Line Items]
Stock based compensation		2,921			2,921		$ 2,921
Restricted Share Units redeemed	189	(281)			(92)		$ (92)
Restricted Share Units redeemed (shares)							121,668
Share options exercised	2,301	(816)			1,485		$ 1,485
Share options exercised (shares)							843,543
Share issuance - financing	27,949				27,949		$ 27,949
Share issuance - financing (Shares)							10,210,842
Share issuance costs	(1,546)				(1,546)		$ (1,546)
Contributions of Waterberg JV Co.				(395)	(395)	1,459	1,064
Foreign currency translation adjustment			4,898		4,898		4,898
Net loss for the year				(13,063)	(13,063)		(13,063)
Ending Balance at Aug. 31, 2021	$ 890,783	$ 30,102	$ (159,226)	$ (759,771)	$ 1,888	$ 17,585	$ 19,473
Ending Balance (Shares) at Aug. 31, 2021							75,271,126